Amplify Junior Silver Miners ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Materials - 99.7% (a)
AbraSilver Resource Corp. (b)	3,448,101	$26,865,379
Aftermath Silver Ltd. (b)	7,705,248	6,014,675
Alaska Silver Corp. (b)(c)	1,182,748	1,069,931
Almaden Minerals Ltd. (b)	65,516	9,320
Americas Gold & Silver Corp. (b)(c)	5,498,635	28,240,299
Andean Precious Metals Corp. (b)	1,209,580	8,612,439
Artemis Gold, Inc. (b)	3,810,870	102,003,152
Avino Silver & Gold Mines Ltd. (b)(c)	7,511,254	46,644,887
Aya Gold & Silver, Inc. (b)	5,802,124	83,132,384
Boliden AB (b)	2,217,083	123,903,454
Chesapeake Gold Corp. (b)	544,260	1,647,769
Cia de Minas Buenaventura SAA - ADR	3,702,527	103,041,326
Coeur Mining, Inc. (b)	18,014,709	321,202,261
Copper Fox Metals, Inc. (b)	3,306,570	1,688,564
Dolly Varden Silver Corp. (b)	1,381,328	6,046,302
Endeavour Silver Corp. (b)	18,104,428	170,181,623
Falco Resources Ltd. (b)(c)	3,780,287	1,172,075
First Majestic Silver Corp.	24,221,799	403,535,171
First Mining Gold Corp. (b)	21,947,244	8,485,894
Fortuna Mining Corp. (b)	9,581,763	93,997,095
Franco-Nevada Corp.	400,856	83,089,432
Fresnillo PLC	1,359,582	60,968,787
GoGold Resources, Inc. (b)	5,096,218	10,818,891
Guanajuato Silver Co. Ltd. (b)	14,815,254	7,241,452
Hecla Mining Co.	24,033,603	461,204,842
Heliostar Metals Ltd. (b)	4,361,213	8,049,512
Hochschild Mining PLC	6,602,931	45,605,136
Hycroft Mining Holding Corp. (b)	2,838,448	67,469,909
i-80 Gold Corp. (b)(c)	8,191,162	11,959,097
IMPACT Silver Corp. (b)	5,454,532	1,631,485
Industrias Penoles SAB de CV (b)	662,373	34,850,336
KGHM Polska Miedz SA (b)	1,868,824	145,962,889
Kingsgate Consolidated, Ltd. (b)	2,728,329	10,243,128
Manuka Resources Ltd. (b)	29,950,947	1,897,412
McEwen, Inc. (b)(c)	1,399,593	25,906,466
Minera Frisco SAB de CV (b)	198,224	97,682
OR Royalties, Inc.	2,921,746	103,400,591
Osisko Metals, Inc. (b)	6,898,742	3,824,945
Pan American Silver Corp.	2,507,443	129,910,622
Panoro Minerals Ltd. (b)	1,500	432
Paramount Gold Nevada Corp. (b)	2,658,625	3,349,867
Perpetua Resources Corp. (b)	5,929,138	143,544,431
Royal Gold, Inc.	296,020	65,802,286
Santacruz Silver Mining Ltd. (b)	1,799,442	17,367,583
Seabridge Gold, Inc. (b)	4,100,093	121,321,752
Silver Mines Ltd. (b)	65,854,478	9,661,298
Silver Mountain Resources, Inc. (b)	940,136	2,770,855
Silver Storm Mining Ltd. (b)(c)	13,310,228	5,534,802
Silvercorp Metals, Inc. (c)	10,844,406	90,442,346
Skeena Resources Ltd. (b)	3,007,855	71,534,615
SSR Mining, Inc. (b)	5,185,120	113,657,830
Trevali Mining Corp. (b)(d)	967,999	0
Trilogy Metals, Inc. (b)(c)	18,671,340	80,473,475
Triple Flag Precious Metals Corp.	2,786,747	92,575,735
Tudor Gold Corp. - Class A (b)	4,626,728	2,970,287
Vizsla Silver Corp. (b)(c)	13,701,975	74,949,803
Volcan Cia Minera SAA (b)	14,321,618	3,151,727
West Vault Mining, Inc. (b)	18,452	34,057
Western Copper & Gold Corp. (b)	4,872,834	13,010,467
Wheaton Precious Metals Corp.	1,892,317	222,385,094
TOTAL COMMON STOCKS (Cost $2,129,093,814)		3,886,165,356

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (e)	54,294,649	54,294,649
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $54,294,649)		54,294,649

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (e)	9,858,163	9,858,163
TOTAL MONEY MARKET FUNDS (Cost $9,858,163)		9,858,163

TOTAL INVESTMENTS - 101.3% (Cost $2,193,246,626)		3,950,318,168
Liabilities in Excess of Other Assets - (1.3)%		(52,221,247)
TOTAL NET ASSETS - 100.0%		$3,898,096,921

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $49,300,366.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Junior Silver Miners ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,886,165,356	$–	$0	$3,886,165,356
Investments Purchased with Proceeds from Securities Lending	54,294,649	–	–	54,294,649
Money Market Funds	9,858,163	–	–	9,858,163
Total Investments	$3,950,318,168	$–	$0	$3,950,318,168

Refer to the Schedule of Investments for further disaggregation of investment categories.